Deposits - Schedule for our Deposits Payable on a Fixed Date (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 277,345	$ 246,964
Unencumbered liquid assets	242,612	213,757
Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	161,192	145,648
United States [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	86,805	75,517
Other countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	29,348	25,799
More Than One Hundred Thousand [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	247,808	221,954
More Than One Hundred Thousand [Member] | Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	146,697	130,197
More Than One Hundred Thousand [Member] | Canada [member] | 0 to 3 months [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	55,190	41,418
More Than One Hundred Thousand [Member] | Canada [member] | 3-6 month [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	3,836	7,922
More Than One Hundred Thousand [Member] | Canada [member] | Later than six months and not later than one year [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	12,909	10,574
More Than One Hundred Thousand [Member] | Canada [member] | After 12 months [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	74,762	70,283
More Than One Hundred Thousand [Member] | United States [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	71,770	65,963
More Than One Hundred Thousand [Member] | Other countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 29,341	$ 25,794